Document and Entity Information	Oct. 16, 2019
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Oct. 16, 2019
Entity Registrant Name	ALCOA CORP
Entity Incorporation, State or Country Code	DE
Entity File Number	001-37816
Entity Tax Identification Number	81-1789115
Entity Address, Address Line One	201 Isabella Street
Entity Address, Address Line Two	Suite 500
Entity Address, City or Town	Pittsburgh
Entity Address, State or Province	PA
Entity Address, Postal Zip Code	15212-5858
City Area Code	412
Local Phone Number	315-2900
Entity Information, Former Legal or Registered Name	Not Applicable
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
Entity Central Index Key	0001675149
Title of 12(b) Security	Common Stock, par value $0.01 per share
Trading Symbol	AA
Security Exchange Name	NYSE